Common Stock Equity of Contributed Entities and Additional Paid-In Capital - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 28, 2015	Apr. 23, 2015	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Common stock, share authorized			450,000,000	450,000,000
Common stock, par value			$ 0.001	$ 0.001
Preferred stock, share authorized			50,000,000	50,000,000
Preferred stock, par value			$ 0.001	$ 0.001
Common stock, share issued			18,277,893	18,244,671
Common stock, share outstanding			18,277,893	18,244,671
Preferred stock, shares outstanding			0	0
Transaction cost			$ 3,080,000
Expenses for Merger				$ 1,745,000
Paid-in capital re-imbursements / distributions				1,248,000
Equity Incentive Plan [Member]
Stockholders Equity Note [Line Items]
Percentage of outstanding stock	15.00%
Equity Incentive Plan [Member] | General and Administrative Expenses [Member]
Stockholders Equity Note [Line Items]
Stock compensation expense			0	$ 143,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Stockholders Equity Note [Line Items]
Restricted shares issued	33,222			0
Legal Advisors, Consultants and Auditors [Member]
Stockholders Equity Note [Line Items]
Expenses for Merger			820,000
LS shareholders [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	931,761
Expenses for Merger			625,000
Maxim Group LLC [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	310,465
Transaction cost			1,635,000
Expenses for Merger			300,000
Transaction cost, compensation through the issuance of restricted stock			$ 1,335,000
Maritime Investors [Member]
Stockholders Equity Note [Line Items]
Common stock, share issued			10,000,000
Issuance of common stock, shares	7,002,445
Expenses for Merger		$ 600,000